Note 3 - Securities - Amortized Cost and Fair Value of Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale securities, Amortized cost	$ 185,269	$ 179,975
Available-for-sale securities, Gross unrealized gains	9,317	3,885
Available-for-sale securities, Gross unrealized losses	6	249
Available-for-sale securities, Fair Value	194,580	183,611
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Amortized cost	93,406	70,043
Available-for-sale securities, Gross unrealized gains	6,400	2,593
Available-for-sale securities, Gross unrealized losses	1	82
Available-for-sale securities, Fair Value	99,805	72,554
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Amortized cost	90,712	108,907
Available-for-sale securities, Gross unrealized gains	2,904	1,292
Available-for-sale securities, Gross unrealized losses	5	158
Available-for-sale securities, Fair Value	93,611	110,041
Other Debt Obligations [Member]
Available-for-sale securities, Amortized cost	1,151	1,025
Available-for-sale securities, Gross unrealized gains	13
Available-for-sale securities, Gross unrealized losses		9
Available-for-sale securities, Fair Value	$ 1,164	$ 1,016